Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUE
Reducer	$ 1,128,126	$ 1,004,948	$ 526,412
Product sales			353,736
Contract manufacturing	949,379	3,746,521	3,236,978
Consulting services	3,311,509	4,761,327	5,812,814
Total Revenue	5,389,014	9,512,796	9,929,940
COST OF GOODS SOLD	3,477,821	7,091,761	6,938,134
GROSS PROFIT	1,911,193	2,421,035	2,991,806
EXPENSES
Selling expenses	886,226	696,638	655,669
General and administrative expenses	15,684,783	19,182,787	13,913,076
Product development and clinical trials expenses	17,489,092	19,364,503	17,181,395
Total Expenses	34,060,101	39,243,928	31,750,140
OPERATING LOSS	(32,148,908)	(36,822,893)	(28,758,334)
OTHER INCOME/(EXPENSE)
Interest income	355,806	177,761	577,006
Interest expense			2,538
Damages provision	(738,021)	(111,781,096)
Gain on sale of assets		65,095,733
Gain/(loss) on foreign exchange	2,726,728	(273,746)	1,620,727
Unrealized gain on derivative liability and convertible note	10,732,089
Amortization of deferred loss	(3,351,987)
Foreign exchange loss on damages provision		(2,690,129)
Total Other Income/(Expense)	9,724,615	(49,471,477)	2,195,195
LOSS BEFORE TAX	(22,424,293)	(86,294,370)	(26,563,139)
Tax expense	484,428	200,523	167,351
LOSS FOR THE YEAR	(22,908,721)	(86,494,893)	(26,730,490)
Items that will be reclassified subsequently to profit or loss
Exchange difference on translation for other than damages provision	(1,950,396)	1,406,842	(8,386,205)
Exchange difference on translation for damages provision		2,690,129
TOTAL OTHER COMPREHENSIVE (LOSS)/GAIN FOR THE YEAR	(1,950,396)	4,096,971	(8,386,205)
LOSS AND OTHER COMPREHENSIVE LOSS FOR THE YEAR	$ (24,859,117)	$ (82,397,922)	$ (35,116,695)
LOSS PER SHARE
Basic and diluted loss per share	$ (0.28)	$ (1.28)	$ (0.41)